Note 13 - Related-party Transactions (Details Textual) - Consensys Imaging Services [Member] - Field Engineers Services [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction, Expenses from Transactions with Related Party	$ 84,000	$ 188,000
Accounts Payable, Related Parties	$ 12,000	$ 6,000